STOCKHOLDERS DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS DEFICIT
Schedule of warrants
	Number	Weighted
	of	Average
	Warrants	Exercise
Balance outstanding, December 31, 2018	8,004,708	0.014
Warrants granted	15,800,319	.00475
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2019	23,805,027	0.079
Warrants granted	-	-
Warrants exercised	-	-
Balance outstanding, December 31, 2020	23,805,027	0.079
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, March 31, 2021	15,800,319	$0.0079

	Number	Weighted
	of	Average
	Warrants	Exercise
Balance outstanding, December 31, 2018	8,004,708	0.014
Warrants granted	15,800,319	.00475
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2019	23,805,027	0.079
Warrants granted	-	-
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding and exercisable, December 31, 2020	23,805,027	$0.0079

Schedule of warrants outstanding and related prices
	Outstanding and Exercisable
			Weighted Average
Exercise Price Per Share	Shares	Life (Years)	Exercise Price

$0.004750	15,800,319	2.33	$0.00475